Due to Financial Institution (Details Textual) (USD $)	1 Months Ended
	Nov. 30, 2011	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Due to financial institution		$ 3,240,942	$ 4,977,763
Commercial Bank | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowed credit facility	$ 10,000,000
Percentage of advance under borrowed facility	80.00%
Description of variable rate basis	90 Day Libor Rate plus 6.25
Spread on variable rate	6.25%
Ratio of debt to tangible net worth	not higher than four to one (4:1)
Notice period to bank	60 days